Investments in Real Estate Debt - Additional Information (Details) $ in Thousands, £ in Millions, $ in Millions		1 Months Ended				12 Months Ended
		Jun. 30, 2024 GBP (£)	Nov. 30, 2023 GBP (£)	Jun. 30, 2022 AUD ($)	Feb. 28, 2021 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Debt and Equity Securities, FV-NI [Line Items]
Mortgage notes and secured credit facilities, net	[1],[2]					$ 12,744,587		$ 13,028,910
Disposition of remaining original loan | £		£ 352.0
Repayment of borrowings under secured financing agreements | £		£ 193.6					£ 193.6
Realized losses on dispositions						3,100		$ 4,400	$ 13,200
Realized losses from the disposition of this investment in real estate debt						4,400
Disposition of investment in real estate debt						$ 201,100
AUSTRALIA
Debt and Equity Securities, FV-NI [Line Items]
Mortgage notes and secured credit facilities, net				$ 1,377
Debt instrument, term				5 years
UNITED KINGDOM
Debt and Equity Securities, FV-NI [Line Items]
Mortgage notes and secured credit facilities, net | £					£ 360.0
Debt instrument, term					5 years
Partially prepaid loan | £			£ 8.0

[1]	Excludes a $12.6 million mortgage loan on a property classified as held-for-sale as of December 31, 2024. As of December 31, 2023, there were no properties, and their related mortgage loans, that met the criteria to be classified as held-for-sale.
[2]	The majority of the Company’s mortgages contain prepayment provisions including (but not limited to) lockout periods, yield or spread maintenance provisions and fixed penalties.